Multi-Manager Growth Strategies Fund
First Quarter Report
June 30, 2025 (Unaudited)

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Portfolio of Investments
Multi-Manager Growth Strategies Fund, June 30, 2025 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 97.6%
Issuer	Shares	Value ($)
Communication Services 18.8%
Entertainment 6.7%
Netflix, Inc.(a)	4,219	5,649,790
Sea Ltd. ADR(a)	810	129,551
Spotify Technology SA(a)	428	328,422
Walt Disney Co. (The)	8,527	1,057,433
Total		7,165,196
Interactive Media & Services 11.9%
Alphabet, Inc., Class A	17,933	3,160,332
Alphabet, Inc., Class C	11,740	2,082,559
Meta Platforms, Inc., Class A	10,099	7,453,971
Total		12,696,862
Media 0.2%
Trade Desk, Inc. (The), Class A(a)	3,680	264,923
Total Communication Services		20,126,981
Consumer Discretionary 14.1%
Automobiles 3.7%
Tesla, Inc.(a)	12,525	3,978,691
Broadline Retail 6.2%
Alibaba Group Holding Ltd., ADR	3,420	387,862
Amazon.com, Inc.(a)	26,468	5,806,815
MercadoLibre, Inc.(a)	168	439,090
Total		6,633,767
Diversified Consumer Services 0.3%
Duolingo, Inc.(a)	166	68,063
Grand Canyon Education, Inc.(a)	1,427	269,703
Total		337,766
Hotels, Restaurants & Leisure 3.1%
Booking Holdings, Inc.	184	1,065,220
Carnival Corp.(a)	9,250	260,110
Chipotle Mexican Grill, Inc.(a)	850	47,727
DoorDash, Inc., Class A(a)	1,975	486,857
Expedia Group, Inc.	518	87,376
McDonald’s Corp.	824	240,748
Royal Caribbean Cruises Ltd.	362	113,357
Starbucks Corp.	6,193	567,465
Common Stocks (continued)
Issuer	Shares	Value ($)
Yum China Holdings, Inc.	2,170	97,021
Yum! Brands, Inc.	2,315	343,037
Total		3,308,918
Household Durables 0.2%
D.R. Horton, Inc.	1,081	139,363
Specialty Retail 0.3%
AutoZone, Inc.(a)	33	122,504
Carvana Co.(a)	637	214,643
Total		337,147
Textiles, Apparel & Luxury Goods 0.3%
NIKE, Inc., Class B	4,100	291,264
Total Consumer Discretionary		15,026,916
Consumer Staples 3.4%
Beverages 1.3%
Coca-Cola Co. (The)	5,087	359,905
Monster Beverage Corp.(a)	15,781	988,522
Total		1,348,427
Consumer Staples Distribution & Retail 1.6%
Costco Wholesale Corp.	786	778,093
Sprouts Farmers Market, Inc.(a)	2,162	355,952
Walmart, Inc.	5,579	545,514
Total		1,679,559
Tobacco 0.5%
Philip Morris International, Inc.	3,101	564,785
Total Consumer Staples		3,592,771
Energy 0.1%
Oil, Gas & Consumable Fuels 0.1%
Cheniere Energy, Inc.	374	91,076
Total Energy		91,076
Financials 7.4%
Banks 0.4%
NU Holdings Ltd., Class A(a)	33,298	456,848

Multi-Manager Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Capital Markets 2.1%
Blackstone, Inc.	748	111,886
Charles Schwab Corp. (The)	2,963	270,344
FactSet Research Systems, Inc.	885	395,843
Goldman Sachs Group, Inc. (The)	534	377,939
Intercontinental Exchange, Inc.	460	84,396
KKR & Co., Inc., Class A	602	80,084
Moody’s Corp.	304	152,483
Robinhood Markets, Inc., Class A(a)	2,182	204,301
SEI Investments Co.	5,035	452,445
XP, Inc., Class A	4,460	90,092
Total		2,219,813
Financial Services 4.9%
Berkshire Hathaway, Inc., Class B(a)	419	203,538
Block, Inc., Class A(a)	4,264	289,653
MasterCard, Inc., Class A	2,639	1,482,960
PayPal Holdings, Inc.(a)	3,867	287,395
Visa, Inc., Class A	8,300	2,946,915
Total		5,210,461
Insurance 0.0%
Primerica, Inc.	197	53,913
Total Financials		7,941,035
Health Care 9.1%
Biotechnology 3.8%
AbbVie, Inc.	3,179	590,086
Exact Sciences Corp.(a)	850	45,169
Exelixis, Inc.(a)	2,220	97,846
Gilead Sciences, Inc.	1,713	189,920
Halozyme Therapeutics, Inc.(a)	13,586	706,744
Insmed, Inc.(a)	4,420	444,829
Natera, Inc.(a)	1,036	175,022
Neurocrine Biosciences, Inc.(a)	1,442	181,245
Regeneron Pharmaceuticals, Inc.	1,174	616,350
Vertex Pharmaceuticals, Inc.(a)	2,278	1,014,166
Total		4,061,377
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 1.5%
Abbott Laboratories	2,726	370,763
DexCom, Inc.(a)	1,652	144,203
Edwards Lifesciences Corp.(a)	1,049	82,042
Inspire Medical Systems, Inc.(a)	678	87,984
Insulet Corp.(a)	98	30,790
Intuitive Surgical, Inc.(a)	1,489	809,138
Penumbra, Inc.(a)	519	133,191
Total		1,658,111
Health Care Providers & Services 0.3%
McKesson Corp.	412	301,905
Health Care Technology 0.7%
Veeva Systems Inc., Class A(a)	2,786	802,312
Life Sciences Tools & Services 0.6%
Illumina, Inc.(a)	2,494	237,952
Thermo Fisher Scientific, Inc.	884	358,427
Total		596,379
Pharmaceuticals 2.2%
Eli Lilly & Co.	817	636,876
Johnson & Johnson	988	150,917
Merck & Co., Inc.	4,025	318,619
Novartis AG, ADR	3,357	406,231
Novo Nordisk A/S, ADR	7,603	524,759
Roche Holding AG, ADR	7,633	310,892
Total		2,348,294
Total Health Care		9,768,378
Industrials 6.8%
Aerospace & Defense 3.6%
Boeing Co. (The)(a)	8,601	1,802,168
General Electric Co.	1,871	481,577
HEICO Corp.	959	314,552
HEICO Corp., Class A	1,311	339,221
Howmet Aerospace, Inc.	926	172,356
Leonardo DRS, Inc.	8,332	387,271
RTX Corp.	785	114,626
TransDigm Group, Inc.	175	266,112
Total		3,877,883
Multi-Manager Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Air Freight & Logistics 0.4%
Expeditors International of Washington, Inc.	3,356	383,423
Building Products 1.0%
Armstrong World Industries, Inc.	1,871	303,925
Trane Technologies PLC	1,823	797,399
Total		1,101,324
Construction & Engineering 0.2%
EMCOR Group, Inc.	17	9,093
Quanta Services, Inc.	392	148,208
Total		157,301
Electrical Equipment 0.1%
Eaton Corp. PLC	264	94,245
Ground Transportation 0.5%
Lyft, Inc., Class A(a)	18,068	284,752
Uber Technologies, Inc.(a)	2,975	277,567
Total		562,319
Industrial Conglomerates 0.4%
3M Co.	2,897	441,039
Machinery 0.5%
Deere & Co.	1,028	522,728
Trading Companies & Distributors 0.1%
FTAI Aviation Ltd.	287	33,016
W.W. Grainger, Inc.	102	106,105
Total		139,121
Total Industrials		7,279,383
Information Technology 37.2%
Communications Equipment 0.5%
Arista Networks, Inc.(a)	5,392	551,655
Electronic Equipment, Instruments & Components 0.4%
Amphenol Corp., Class A	4,684	462,545
IT Services 2.3%
Cloudflare, Inc.(a)	1,478	289,437
International Business Machines Corp.	2,290	675,046
Shopify, Inc., Class A(a)	10,290	1,186,951
Snowflake, Inc., Class A(a)	813	181,925
Twilio, Inc., Class A(a)	841	104,587
Total		2,437,946
Common Stocks (continued)
Issuer	Shares	Value ($)
Semiconductors & Semiconductor Equipment 13.9%
ASML Holding NV	20	16,028
Broadcom, Inc.	11,105	3,061,093
Lam Research Corp.	960	93,446
Marvell Technology, Inc.	3,809	294,817
Monolithic Power Systems, Inc.	26	19,016
NVIDIA Corp.	68,207	10,776,024
QUALCOMM, Inc.	2,703	430,480
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	780	176,662
Total		14,867,566
Software 15.2%
AppLovin Corp.(a)	906	317,172
Atlassian Corp., Class A(a)	83	16,856
Autodesk, Inc.(a)	3,383	1,047,275
Crowdstrike Holdings, Inc., Class A(a)	325	165,526
Fair Isaac Corp.(a)	117	213,871
Guidewire Software, Inc.(a)	140	32,963
HubSpot, Inc.(a)	211	117,449
Intuit, Inc.	521	410,355
Microsoft Corp.	17,236	8,573,359
Nutanix, Inc., Class A(a)	731	55,878
Oracle Corp.	11,317	2,474,236
Palantir Technologies, Inc., Class A(a)	1,727	235,425
Palo Alto Networks, Inc.(a)	773	158,187
Pegasystems, Inc.	406	21,977
Rubrik, Inc., Class A(a)	2,183	195,575
Salesforce, Inc.	3,665	999,409
ServiceNow, Inc.(a)	867	891,345
Synopsys, Inc.(a)	148	75,877
Workday, Inc., Class A(a)	1,178	282,720
Workday, Inc., Class A(a)	20	4,800
Total		16,290,255
Technology Hardware, Storage & Peripherals 4.9%
Apple, Inc.	25,409	5,213,165
Total Information Technology		39,823,132

Multi-Manager Growth Strategies Fund  | 2025

Portfolio of Investments  (continued)
Multi-Manager Growth Strategies Fund, June 30, 2025 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Materials 0.6%
Metals & Mining 0.6%
Anglogold Ashanti PLC	5,368	244,620
Carpenter Technology Corp.	479	132,386
Southern Copper Corp.	2,143	216,807
Total		593,813
Total Materials		593,813
Real Estate 0.1%
Retail REITs 0.1%
Simon Property Group, Inc.	518	83,274
Total Real Estate		83,274
Utilities 0.0%
Independent Power and Renewable Electricity Producers 0.0%
Vistra Corp.	194	37,599
Total Utilities		37,599
Total Common Stocks (Cost $62,693,233)		104,364,358

Exchange-Traded Equity Funds 1.6%
	Shares	Value ($)
U.S. Large Cap 1.6%
Invesco QQQ Trust Series 1 ETF	2,580	1,423,232
Natixis Loomis Sayles Focused Growth ETF(a)	5,047	211,136
Total		1,634,368
Total Exchange-Traded Equity Funds (Cost $1,547,394)		1,634,368

Money Market Funds 1.1%

Columbia Short-Term Cash Fund, 4.473%(b),(c)	1,193,819	1,193,580
Total Money Market Funds (Cost $1,193,566)		1,193,580
Total Investments in Securities (Cost: $65,434,193)		107,192,306
Other Assets & Liabilities, Net		(292,939)
Net Assets		106,899,367
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at June 30, 2025.
(c)
Under Section 2(a)(3) of the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended June 30, 2025 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.473%
	56,949,096	604,288,936	(660,044,284)	(168)	1,193,580	(520)	631,917	1,193,819
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements included within the most recent financial statements and additional information.
Multi-Manager Growth Strategies Fund  | 2025

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT117_03_R01_(08/25)